Prepaid Expenses and Other Current Assets (Table) (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Insurance and other claims		$ 15,008	$ 6,265
Advances to suppliers and other assets		6,946	7,963
Prepaid insurances		2,969	2,657
Other	[1]	8,842	8,339
Total		$ 33,765	$ 25,224

[1]	Includes mainly current portion of the straight-line basis of revenue recognition.